As filed with the Securities and Exchange Commission on October 8, 2004

1933 Act File No. 333-93813
1940 Act File No. 811-09761

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 16	[ X ]
and/or
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1940	[ X ]
Pre-Effective Amendment No.
Post-Effective Amendment No. 18

(Check appropriate box or boxes.)

POTOMAC INSURANCE TRUST
(Exact name of Registrant as Specified in Charter)

500 Fifth Ave, Suite 415
New York, New York 10110
(Exact name of Registrant as Specified in Charter)
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 997-5198

Daniel D. O’Neill
500 Fifth Avenue
Suite 415
New York, New York 10110
(Name and Address of Agent for Service)

Copy to:
Robert J. Zutz, Esq.
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
Washington, D.C. 20036

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[ X ]	on October 13, 2004 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ X ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

POTOMAC FUNDS

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 14 (the "Amendment") was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on July 16, 2004 and pursuant to Rule 485(a)(1) would have become effective on September 29, 2004.

Post-Effective Amendment No. 15 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 8, 2004 as the new date upon which the Amendment would become effective.

This Post-Effective Amendment No. 16 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 13, 2004 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 16 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 16 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act 1933, as amended, and the Registrant has duly caused this Post Effective Amendment No. 16 to the Registration on Forms N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on October 8, 2004.

POTOMAC FUNDS

By:	/s/ Daniel D. O’Neill
Daniel D. O’Neill
President and Chief Executive Officer

Attest:

/s/ Jesse J. Noel
Jesse J. Noel
Chief Financial Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 16 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Lawrence C. Rafferty*	Chairman of the Board	October 8, 2004
Lawrence C. Rafferty

Jay F. Higgins*	Trustee	October 8, 2004
Jay F. Higgins

Daniel J. Byrne*	Trustee	October 8, 2004
Daniel J. Byrne

Kevin G. Boyle*	Trustee	October 8, 2004
Kevin G. Boyle

Richard G. Jackson*	Trustee	October 8, 2004
Richard G. Jackson

Gerald E. Shanley III*	Trustee	October 8, 2004
Gerald E. Shanley III

/s/ Jesse J. Noel	Chief Financial Officer	October 8, 2004
Jesse J. Noel

*By: /s/ Daniel D. O’Neill
Daniel D. O’Neill, President, Chief Executive Officer and Attorney-In Fact